Intangible Assets, Net - Schedule of Estimated Annual Amortization Expense (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Annual Amortization Expense [Abstract]
2026	$ 286,869
2027	277,254
2028	216,280
2029	202,516
2030	114,249
Intangible assets, net	$ 1,097,168	$ 255,962